Commitment and Contingencies - Other Lease Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in measurement of operating lease liabilities (in thousands)	$ 2,899	$ 1,051	$ 1,039
Cash paid for amounts included in measurement of finance lease liabilities (in thousands)	$ 45	$ 42	$ 3
Weighted-average remaining lease term - operating leases (in years)	4 years 2 months 4 days	4 years 10 months 17 days	5 years 8 months 19 days
Weighted-average remaining lease term - finance lease (in years)	1 year 10 months 13 days	2 years 6 months 10 days	3 years 5 months 19 days
Weighted-average discount rate - operating leases	9.73%	9.72%	8.86%
Weighted-average discount rate - finance lease	11.05%	11.49%	11.45%